Share Capital - Summary of Share Capital (Details)	10 Months Ended
Dec. 31, 2023 USD ($) shares
Disclosure of classes of share capital [abstract]
Inception, February 24, 2023 - par value $0.0001 | shares	1
Cancellation of treasury share | shares	(1)
Share issued in merger with JGGC | shares	11,870,336
Shares issued in exchange for Captivision Korea | shares	17,109,492
December 31, 2023 - par value $0.0001 | shares	28,979,828
Inception, February 24, 2023 - par value $ 0.0001, value | $	$ 0
Cancellation of treasury shares, values | $	0
Shares issued in merger with JGGC, value | $	1,187
Shares issued in exchange for captivision Korea, value | $	1,711
December 31, 2023 - par value $0.0001, value | $	$ 2,898